Lifestyle Moderate Portfolio Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Morningstar U.S. Moderately Conservative Target Allocation Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.35%	5.00%	6.53%
John Hancock Lifestyle Moderate Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	12.87%	4.57%	6.62%
28% Russell 3000 Index/12% MSCI EAFE Index/60% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.84%	4.56%	6.33%
Series I
Prospectus [Line Items]
Average Annual Return, Percent		12.67%	4.25%	6.04%
Series II
Prospectus [Line Items]
Average Annual Return, Percent		12.48%	4.05%	5.84%
NAV
Prospectus [Line Items]
Average Annual Return, Percent		12.69%	4.30%	6.10%

[1]	Prior to July 1, 2026, the fund’s additional benchmark is the 28% Russell 3000 Index/12% MSCI EAFE Index/60% Bloomberg U.S. Aggregate Bond Index. Effective July 1, 2026, the fund’s additional benchmark is the John Hancock Lifestyle Moderate Index. The John Hancock Lifestyle Moderate Index better reflects the universe of investment opportunities based on the fund’s investment strategy. The John Hancock Lifestyle Moderate Index comprises 21% of the S&P 500 Index, 9% of the MSCI World ex-USA Index, 5% of the Russell 2500 Index, 3% of the MSCI Emerging Markets Index, 2% of the John Hancock Real Asset Blended Index, 5% of the ICE BofA U.S. High Yield Index, 5% of the JPMorgan EMBI Global Index, 5% of the Morningstar LSTA Leveraged Loan Index, 39% of the Bloomberg U.S. Aggregate Bond Index, 2% of the ICE BofA Long U.S. STRIPS Index, and 6% of the Bloomberg 1-5 Year TIPS Index.